JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2024.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Brazil — 10.6%
Itau Unibanco Holding SA, ADR	16,958	111,924
MercadoLibre, Inc. *	113	192,769
NU Holdings Ltd., Class A *	20,609	177,446
Petroleo Brasileiro SA, ADR	6,493	106,487
Raia Drogasil SA	15,855	80,966
WEG SA	13,913	90,704
		760,296
China — 20.5%
Alibaba Group Holding Ltd., ADR	1,430	103,236
Budweiser Brewing Co. APAC Ltd. (a)	17,037	26,852
Contemporary Amperex Technology Co. Ltd., Class A	1,823	38,479
Fuyao Glass Industry Group Co. Ltd., Class A	10,452	55,402
JD.com, Inc., ADR	321	7,235
JD.com, Inc., Class A	2,097	23,643
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,808	53,034
Kweichow Moutai Co. Ltd., Class A	463	103,465
Midea Group Co. Ltd., Class A	10,320	83,638
NetEase, Inc., ADR	63	6,125
NetEase, Inc.	5,621	109,266
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,692	100,626
Shenzhou International Group Holdings Ltd.	10,325	91,945
Silergy Corp.	2,946	36,256
Tencent Holdings Ltd.	8,653	300,367
Wanhua Chemical Group Co. Ltd., Class A	7,196	70,025
Wuliangye Yibin Co. Ltd., Class A	5,018	88,456
WuXi AppTec Co. Ltd., Class A	11,493	87,089
Yum China Holdings, Inc.	2,409	83,340
		1,468,479
Hong Kong — 3.0%
AIA Group Ltd.	16,116	126,387
Techtronic Industries Co. Ltd.	8,386	89,074
		215,461
India — 15.1%
Apollo Hospitals Enterprise Ltd.	607	46,424
Asian Paints Ltd.	1,157	41,102
Bharti Airtel Ltd.	8,248	116,350
Britannia Industries Ltd.	679	42,455
HDFC Bank Ltd.	15,969	280,831
HDFC Life Insurance Co. Ltd. (a)	5,293	36,755
Hindustan Unilever Ltd.	2,129	63,652
Infosys Ltd., ADR	1,616	32,086
Infosys Ltd.	3,205	63,901
ITC Ltd.	16,145	85,825
Kotak Mahindra Bank Ltd.	5,214	114,606

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Tata Consultancy Services Ltd.	1,623	74,555
UltraTech Cement Ltd.	699	85,408
		1,083,950
Indonesia — 3.8%
Bank Central Asia Tbk. PT	215,747	130,533
Bank Rakyat Indonesia Persero Tbk. PT	399,959	144,079
		274,612
Macau — 1.0%
Sands China Ltd. *	27,215	71,434
Mexico — 6.2%
Fomento Economico Mexicano SAB de CV, ADR	697	94,477
Grupo Financiero Banorte SAB de CV, Class O	13,037	132,566
Grupo Mexico SAB de CV	12,886	66,420
Wal-Mart de Mexico SAB de CV	36,880	152,328
		445,791
Panama — 1.4%
Copa Holdings SA, Class A	1,020	97,970
Portugal — 1.5%
Jeronimo Martins SGPS SA	4,778	108,674
South Africa — 4.9%
Bid Corp. Ltd.	3,034	73,598
Capitec Bank Holdings Ltd.	887	94,490
FirstRand Ltd.	26,131	94,639
Shoprite Holdings Ltd.	6,112	88,624
		351,351
South Korea — 9.3%
Kia Corp. *	1,401	107,651
Samsung Electronics Co. Ltd.	8,720	473,824
SK Hynix, Inc.	871	87,193
		668,668
Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	13,381	125,239
Taiwan — 14.8%
Chailease Holding Co. Ltd.	18,586	102,880
Delta Electronics, Inc.	8,493	76,000
MediaTek, Inc.	2,409	74,336
Realtek Semiconductor Corp.	3,540	52,978
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,712	645,213
Taiwan Semiconductor Manufacturing Co. Ltd.	5,546	111,023
		1,062,430

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Turkey — 1.6%
Aselsan Elektronik Sanayi ve Ticaret A/S	24,604	41,027
BIM Birlesik Magazalar A/S	6,032	75,634
		116,661
United States — 3.6%
EPAM Systems, Inc. *	186	51,519
Estee Lauder Cos., Inc. (The), Class A	420	55,467
Globant SA *	245	57,804
Las Vegas Sands Corp.	735	35,957
Monolithic Power Systems, Inc.	97	58,603
		259,350
Total Common Stocks (Cost $5,773,748)		7,110,366
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (b) (c)(Cost $99,800)	99,730	99,800
Total Investments — 100.4% (Cost $5,873,548)		7,210,166
Liabilities in Excess of Other Assets — (0.4)%		(31,706)
NET ASSETS — 100.0%		7,178,460

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.2%
Semiconductors & Semiconductor Equipment	14.8
Consumer Staples Distribution & Retail	8.0
Technology Hardware, Storage & Peripherals	6.6
Broadline Retail	4.5
Beverages	4.3
Interactive Media & Services	4.2
IT Services	3.9
Financial Services	2.7
Hotels, Restaurants & Leisure	2.6
Insurance	2.3
Machinery	2.0
Electrical Equipment	1.8
Personal Care Products	1.6
Wireless Telecommunication Services	1.6
Entertainment	1.6
Chemicals	1.5
Automobiles	1.5
Oil, Gas & Consumable Fuels	1.5
Health Care Equipment & Supplies	1.4
Passenger Airlines	1.4
Textiles, Apparel & Luxury Goods	1.3
Life Sciences Tools & Services	1.2
Tobacco	1.2
Construction Materials	1.2
Household Durables	1.2
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	1.4

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$760,296	$—	$—	$760,296
China	199,936	1,268,543	—	1,468,479
Hong Kong	—	215,461	—	215,461
India	32,086	1,051,864	—	1,083,950
Indonesia	—	274,612	—	274,612
Macau	—	71,434	—	71,434
Mexico	445,791	—	—	445,791
Panama	97,970	—	—	97,970

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Portugal	$—	$108,674	$—	$108,674
South Africa	162,222	189,129	—	351,351
South Korea	—	668,668	—	668,668
Spain	—	125,239	—	125,239
Taiwan	645,213	417,217	—	1,062,430
Turkey	41,027	75,634	—	116,661
United States	259,350	—	—	259,350
Total Common Stocks	2,643,891	4,466,475	—	7,110,366
Short-Term Investments
Investment Companies	99,800	—	—	99,800
Total Investments in Securities	$2,743,691	$4,466,475	$—	$7,210,166
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$46,878	$413,880	$360,959	$4	$(3)	$99,800	99,730	$487	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.